GUIDESTONE FUNDS
Supplement dated September 18, 2026
to
Prospectus and Summary Prospectus each dated May 1, 2026,
for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund, MyDestination 2055 Fund, MyDestination 2065 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Moderately Aggressive Allocation Fund, Aggressive Allocation Fund, Money Market Fund, Low-Duration Bond Fund, Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund, Impact Bond Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund and Emerging Markets Equity Fund
This supplement provides new information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
I.  PRINCIPAL UNDERWRITER CHANGE
Effective November 1, 2026, Ultimus Fund Distributors, LLC (UFD) will become principal underwriter of each series of GuideStone Funds (collectively, the Funds). Upon effectiveness, Foreside Funds Distributors LLC (Foreside) will no longer serve as the principal underwriter, and at that time, all references to Foreside will be deleted in their entirety and replaced with references to UFD. In addition, the following changes will be made:
In the section “Service Providers,” on page 227, the disclosure with respect to the Principal Underwriter is amended as follows:
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
In the section “Shareholder Servicing Arrangements,” on page 243, the first paragraph is deleted in its entirety and replaced with the following:
Shares of the Funds are sold without a front-end sales load or a back-end sales load on a continuous basis by Ultimus Fund Distributors, LLC, located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 (Underwriter). The Board of Directors has adopted a separate Shareholder Service Plan for the Investor Class (Service Plan).
On the back cover, the reference to the disclosure with respect to the principal underwriter is amended as follows:
Funds distributed by Ultimus Fund Distributors, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.
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II.  FEES AND EXPENSES CHANGES TO THE VALUE EQUITY FUND
Under the heading “Fees and Expenses” for the Value Equity Fund (VEF), on page 138, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee(1)	0.60%	0.60%
Other expenses	0.05%	0.32%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.66%	0.93%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the VEF, on page 138, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$67	$95
3 Years	$211	$296
5 Years	$368	$515
10 Years	$822	$1,143
III.  SUB-ADVISER CHANGE FOR THE VALUE EQUITY FUND
Effective on or about October 2, 2026, Federated MDTA LLC (MDT) will become a new sub-adviser to the VEF.
In the section “Sub-Advisers and Portfolio Managers” for the VEF, on page 142, the following disclosure is added in alphabetical order.

Federated MDTA LLC
Daniel Mahr, CFA Senior Vice President, Head of MDT Group	Since October 2026
Damien Zhang, CFA Senior Vice President, Head of MDT Research	Since October 2026
Frederick Konopka, CFA Vice President, Portfolio and Trading Manager	Since October 2026
John Paul Lewicke Vice President, Research Manager MDT Advisers	Since October 2026
Under the heading “Sub-Advisers” for the VEF, on page 221, the disclosure for MDT is added in alphabetical order:
Federated MDTA LLC (MDT), 125 High Street, Oliver Street Tower, 21st Floor, Boston, Massachusetts 02110: MDT is a wholly owned subsidiary of Federated Hermes, Inc. Federated Hermes, Inc. was founded in 1955 and is publicly traded on the NYSE and privately controlled. As of June 30, 2026, the firm had assets under management of approximately $9.7 trillion. The portfolio managers responsible for the day-to-day management of an assigned portion of the Value Equity Fund are Daniel Mahr, CFA, Senior Vice President and Head of MDT Group, Damien Zhang,

CFA, Senior Vice President and Head of MDT Research, Frederick Konopka, CFA, Vice President and Portfolio and Trading Manager and John Paul Lewicke, Vice President and Research Manager MDT Advisers. Messrs. Mahr and Konopka have each served as portfolio managers for MDT for more than 20 years, and Messrs. Zhang and Lewicke have each served as portfolio managers for MDT for more than 15 years.
IV.  FEES AND EXPENSES CHANGES TO THE GROWTH EQUITY FUND
Under the heading “Fees and Expenses” for the Growth Equity Fund (GEF), on page 148, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee(1)	0.59%	0.59%
Other expenses	0.05%	0.30%
Total annual Fund operating expenses	0.64%	0.89%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the GEF, on page 148, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$65	$91
3 Years	$205	$284
5 Years	$357	$493
10 Years	$798	$1,096
V.  SUB-ADVISER CHANGES FOR THE GROWTH EQUITY FUND
Effective on or about September 30, 2026, Los Angeles Capital Management LLC (LA Capital) will become a new sub-adviser to the GEF. Prior to the time in which LA Capital will become a new sub-adviser to the GEF, Sands Capital Management, LLC (Sands) will no longer serve as a sub-adviser to the GEF, and at that time, all references to Sands will be deleted in their entirety. In addition, the following changes will be made:
In the section “Sub-Advisers and Portfolio Managers” for the GEF, on page 152, the following disclosure is added in alphabetical order.

Los Angeles Capital Management LLC
Daniel E. Allen, CFA Chief Executive Officer, President, Senior Portfolio Manager and Principal	Since September 2026
Edward Rackham, PhD Chief Investment Officer and Principal	Since September 2026
Anthony Arefian, CFA Senior Managing Director	Since September 2026
Steven Chew, CFA Portfolio Manager	Since September 2026
Kenneth Lim, CFA Portfolio Manager	Since September 2026

Under the heading “Sub-Advisers” for the GEF, on page 222, the disclosure for LA Capital is added in alphabetical order:
Los Angeles Capital Management LLC (LA Capital), 11150 Santa Monica Boulevard, Suite 200, Los Angeles, California 90025: LA Capital is a discretionary institutional global asset manager registered with the SEC. The firm was founded in 2002, and as of June 30, 2026, had assets under management of approximately $34.3 billion. The firm's Investment Committee oversees all investment-related decisions. A team approach is utilized for the day-to-day management of an assigned portion of the Growth Equity Fund. The team includes Daniel E. Allen, CFA, Chief Executive Officer, President, Senior Portfolio Manager and Principal, Edward Rackham, PhD, Chief Investment Officer and Principal, Anthony Arefian, CFA, Senior Managing Director, Steven Chew, CFA, Portfolio Manager, and Kenneth Lim, CFA, Portfolio Manager. Dr. Rackham and Messrs. Allen, Arefian, Chew and Lim have each served as portfolio managers for LA Capital for more than 10 years.
VI.  FEES AND EXPENSES CHANGES TO THE SMALL CAP EQUITY FUND
Under the heading “Fees and Expenses” for the Small Cap Equity Fund (SCEF), on page 153, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee(1)	0.78%	0.78%
Other expenses	0.08%	0.36%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.87%	1.15%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the SCEF, on page 153, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$89	$117
3 Years	$278	$365
5 Years	$482	$633
10 Years	$1,073	$1,398
VII.  SUB-ADVISER CHANGES FOR THE SMALL CAP EQUITY FUND
Effective on or about September 30, 2026, Congress Asset Management Company, LLP (Congress) will become a new sub-adviser to the SCEF. Prior to the time in which Congress will become a new sub-adviser to the SCEF, Jacobs Levy Equity Management, Inc. (Jacobs Levy) will no longer serve as a sub-adviser to the SCEF, and at that time, all references to Jacobs Levy will be deleted in their entirety. In addition, the following changes will be made:
In the section “Sub-Advisers and Portfolio Managers” for the SCEF, on page 157, the following disclosure is added in alphabetical order.

Congress Asset Management Company, LLP
Jeffrey Kerrigan, CFA Vice President and Portfolio Manager	Since September 2026

Under the heading “Sub-Advisers” for the SCEF, on page 223, the disclosure for Congress is added in alphabetical order:
Congress Asset Management Company, LLP (Congress), 2 Seaport Lane, Fifth Floor, Boston, Massachusetts 02210: Congress is an independent, management-owned SEC registered investment adviser founded in 1985. As of June 30, 2026, the firm had assets under management of approximately $24.8 billion (inclusive of $9.2 billion in non-discretionary assets to model delivery sponsors). The Investment Policy Committee oversees investment-related decisions and is chaired by Jeffrey Kerrigan, CFA, Vice President and Portfolio Manager. Mr. Kerrigan is responsible for the day-to-day management of an assigned portion of the Small Cap Equity Fund. Mr. Kerrigan has served as a portfolio manager at Congress for more than five years.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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